Average Annual Total Returns		12 Months Ended	17 Months Ended	37 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		4.58%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	18.70%
Nicholas Fixed Income Alternative ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.93%		3.27%
Performance Inception Date				Nov. 29, 2022
Nicholas Fixed Income Alternative ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.28%		1.74%
Nicholas Fixed Income Alternative ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.73%		1.87%
Nicholas Global Equity and Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	10.36%
Performance Inception Date			Jul. 29, 2024
Nicholas Global Equity and Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	10.25%
Nicholas Global Equity and Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.83%	7.77%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.